UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 94.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 1.9%

Booz Allen Hamilton, Inc.
	6,017	Term Loan, 6.00%, Maturing July 31, 2015	$6,048,677
DAE Aviation Holdings, Inc.
	9,639	Term Loan, 4.04%, Maturing July 31, 2014	9,277,762
	10,586	Term Loan, 4.04%, Maturing July 31, 2014	10,188,600
Delos Aircraft, Inc.
	5,142	Term Loan, 7.00%, Maturing March 17, 2016	5,270,866
Doncasters (Dunde HoldCo 4 Ltd.)
	3,586	Term Loan, 4.26%, Maturing July 13, 2015	3,230,528
GBP	657	Term Loan, 4.57%, Maturing July 13, 2015	949,673
	3,586	Term Loan, 4.76%, Maturing July 13, 2015	3,230,529
GBP	657	Term Loan, 5.07%, Maturing July 13, 2015	949,673
DynCorp International, LLC
	6,450	Term Loan, 6.25%, Maturing July 5, 2016	6,497,330
Evergreen International Aviation
	7,126	Term Loan, 10.50%, Maturing October 31, 2011(2)	7,037,290
Hawker Beechcraft Acquisition
	22,525	Term Loan, 2.26%, Maturing March 26, 2014	18,924,361
	1,463	Term Loan, 2.29%, Maturing March 26, 2014	1,228,817
IAP Worldwide Services, Inc.
	5,519	Term Loan, 8.25%, Maturing December 30, 2012(2)	5,422,511
International Lease Finance Co.
	7,633	Term Loan, 6.75%, Maturing March 17, 2015	7,832,371
Spirit AeroSystems, Inc.
	3,710	Term Loan, 3.54%, Maturing September 30, 2016	3,705,737
TransDigm, Inc.
	11,650	Term Loan, 2.27%, Maturing June 23, 2013	11,536,413
Triumph Group, Inc.
	3,217	Term Loan, 4.50%, Maturing June 16, 2016	3,243,075
Vangent, Inc.
	3,299	Term Loan, 2.32%, Maturing February 14, 2013	3,167,325
Wesco Aircraft Hardware Corp.
	6,331	Term Loan, 2.51%, Maturing September 30, 2013	6,286,425
Wyle Laboratories, Inc.
	8,000	Term Loan, 7.75%, Maturing March 25, 2016	8,029,933

			$122,057,896

Air Transport — 0.4%

Delta Air Lines, Inc.
	20,000	Revolving Loan, 0.50%, Maturing April 30, 2012(3)	$19,000,000
	8,311	Term Loan, 2.28%, Maturing April 30, 2012	8,172,172

			$27,172,172

Automotive — 4.4%

Adesa, Inc.
	30,748	Term Loan, 3.01%, Maturing October 18, 2013	$30,055,715
Allison Transmission, Inc.
	42,357	Term Loan, 3.03%, Maturing August 7, 2014	40,738,183
Dayco Products, LLC
	3,000	Term Loan, 6.75%, Maturing November 12, 2012(3)	3,054,000
	314	Term Loan, 10.00%, Maturing November 12, 2012	314,792
	629	Term Loan, 10.00%, Maturing November 12, 2012	629,584
	1,961	Term Loan, 10.50%, Maturing May 13, 2014	1,955,720
	309	Term Loan, 12.50%, Maturing November 13, 2014(2)	302,420
Federal-Mogul Corp.
	32,825	Term Loan, 2.20%, Maturing December 29, 2014	29,219,361
	19,251	Term Loan, 2.20%, Maturing December 28, 2015	17,136,218
Financiere Truck (Investissement)
EUR	1,595	Term Loan, 3.29%, Maturing February 15, 2012	2,002,055
GBP	2,245	Term Loan, 1.53%, Maturing February 15, 2015(3)	3,243,012
Ford Motor Co.
	4,852	Revolving Loan, 1.89%, Maturing December 15, 2013(3)	4,743,227
	23,087	Term Loan, 3.03%, Maturing December 16, 2013	22,823,950
	25,148	Term Loan, 3.04%, Maturing December 16, 2013	24,936,508
Goodyear Tire & Rubber Co.
	45,656	Term Loan - Second Lien, 2.21%, Maturing April 30, 2014	44,038,719
HHI Holdings, LLC
	3,200	Term Loan, 9.75%, Maturing March 30, 2015	3,248,000
Keystone Automotive Operations, Inc.
	6,771	Term Loan, 3.79%, Maturing January 12, 2012	5,755,296
Metaldyne Co. LLC
	13,125	Term Loan, 7.75%, Maturing October 28, 2016	13,239,844
Pinafore, LLC
	9,000	Term Loan, 6.50%, Maturing September 29, 2015	9,022,500
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.26%, Maturing March 17, 2014	5,586,352
TI Automotive, Ltd.
	4,500	Term Loan, 9.50%, Maturing July 1, 2016	4,556,250
TriMas Corp.
	1,391	Term Loan, 6.00%, Maturing August 2, 2011	1,394,101
	8,678	Term Loan, 6.00%, Maturing December 15, 2015	8,699,194
United Components, Inc.
	9,750	Term Loan, 6.25%, Maturing March 23, 2017	9,852,375

			$286,547,376

Beverage and Tobacco — 0.2%

Culligan International Co.
	6,836	Term Loan, 2.51%, Maturing November 24, 2012	$5,595,327

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco (continued)

Maine Beverage Co., LLC
	1,336	Term Loan, 2.04%, Maturing March 31, 2013	$1,285,625
Van Houtte, Inc.
	448	Term Loan, 2.79%, Maturing July 19, 2014	444,068
	3,284	Term Loan, 2.79%, Maturing July 19, 2014	3,256,502

			$10,581,522

Building and Development — 1.8%

401 North Wabash Venture, LLC
	9,914	Term Loan, 6.80%, Maturing July 27, 2012	$7,633,824
Beacon Sales Acquisition, Inc.
	6,059	Term Loan, 2.28%, Maturing September 30, 2013	5,771,124
Brickman Group Holdings, Inc.
	14,075	Term Loan, 7.25%, Maturing October 14, 2016	14,242,155
Building Materials Corp. of America
	7,009	Term Loan, 3.06%, Maturing February 24, 2014	6,969,269
Contech Construction Products
	1,767	Term Loan, 6.25%, Maturing January 31, 2013	1,551,800
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 1.18%, Maturing December 1, 2010(3)	1,574,712
	13,570	Term Loan, 6.50%, Maturing December 1, 2010	13,298,540
Lafarge Roofing
	1,609	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,215,553
EUR	2,890	Term Loan, 3.25%, Maturing April 16, 2015(2)	3,031,141
EUR	1,914	Term Loan, 5.00%, Maturing April 16, 2015(2)	2,179,721
Materis
EUR	2,117	Term Loan, 3.71%, Maturing April 27, 2014	2,480,583
EUR	2,322	Term Loan, 3.77%, Maturing April 27, 2015	2,720,249
NCI Building Systems, Inc.
	3,392	Term Loan, 8.00%, Maturing April 18, 2014	3,270,989
November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)	128,033
Panolam Industries Holdings, Inc.
	10,289	Term Loan, 8.25%, Maturing December 31, 2013	9,499,941
RE/MAX International, Inc.
	13,831	Term Loan, 5.50%, Maturing April 15, 2016	13,873,720
Realogy Corp.
	1,412	Term Loan, 3.26%, Maturing October 10, 2013	1,286,213
	10,357	Term Loan, 3.26%, Maturing October 10, 2013	9,435,993
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	4,177,455
Standard Pacific Corp.
	4,680	Term Loan, 2.12%, Maturing May 5, 2013	4,258,800
WCI Communities, Inc.
	2,206	Term Loan, 11.00%, Maturing September 3, 2014	2,200,729
	4,126	Term Loan, 10.00%, Maturing September 2, 2016(2)	3,988,258

			$114,788,802

Business Equipment and Services — 7.3%

Activant Solutions, Inc.
	9,920	Term Loan, 2.31%, Maturing May 2, 2013	$9,589,612
Acxiom Corp.
	8,728	Term Loan, 3.29%, Maturing March 15, 2015	8,749,343
Advantage Sales & Marketing, Inc.
	12,440	Term Loan, 5.00%, Maturing May 5, 2016	12,436,884
	1,500	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	1,503,750
Affinion Group, Inc.
	26,591	Term Loan, 5.00%, Maturing October 10, 2016	26,292,222
Allied Barton Security Services
	994	Term Loan, 7.75%, Maturing February 18, 2015	998,977
Dealer Computer Services, Inc.
	18,049	Term Loan, 5.25%, Maturing April 21, 2017	18,069,953
Education Management, LLC
	19,822	Term Loan, 2.06%, Maturing June 3, 2013	18,464,418
Evertec, Inc.
	4,000	Term Loan, 7.50%, Maturing August 27, 2016	3,990,000
Fifth Third Processing Solution
	7,150	Term Loan, Maturing November 1, 2016(6)	7,078,500
First American Corp.
	6,708	Term Loan, 4.75%, Maturing April 12, 2016	6,754,306
Infogroup, Inc.
	5,362	Term Loan, 6.25%, Maturing July 1, 2016	5,397,308
iPayment, Inc.
	22,424	Term Loan, 2.28%, Maturing May 10, 2013	21,247,106
Kronos, Inc.
	13,643	Term Loan, 2.04%, Maturing June 11, 2014	13,370,289
Language Line, Inc.
	14,726	Term Loan, 5.50%, Maturing November 4, 2015	14,606,630
Mitchell International, Inc.
	1,969	Term Loan, 2.31%, Maturing March 28, 2014	1,841,994
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,314,375
NE Customer Service
	15,580	Term Loan, 6.00%, Maturing March 23, 2016	15,487,163
Protection One Alarm Monitor, Inc.
	10,661	Term Loan, 6.00%, Maturing May 16, 2016	10,687,464
Quantum Corp.
	3,622	Term Loan, 3.77%, Maturing July 14, 2014	3,431,712

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	$9,798,000
	17,775	Term Loan, 2.29%, Maturing March 29, 2013	17,597,686
Sabre, Inc.
	40,944	Term Loan, 2.27%, Maturing September 30, 2014	38,975,886
SafeNet, Inc.
	14,612	Term Loan, 2.76%, Maturing April 12, 2014	14,037,115
Serena Software, Inc.
	8,010	Term Loan, 2.29%, Maturing March 10, 2013	7,809,692
Sitel (Client Logic)
	9,682	Term Loan, 5.79%, Maturing January 30, 2014	8,871,453
EUR	569	Term Loan, 6.35%, Maturing January 30, 2014	735,085
Solera Holdings, LLC
	3,717	Term Loan, 2.06%, Maturing May 16, 2014	3,620,619
EUR	2,938	Term Loan, 2.69%, Maturing May 16, 2014	4,038,432
SunGard Data Systems, Inc.
	17,576	Term Loan, 2.01%, Maturing February 28, 2014	17,128,411
	3,406	Term Loan, 6.75%, Maturing February 28, 2014	3,425,872
	58,904	Term Loan, 4.03%, Maturing February 26, 2016	58,306,142
TransUnion, LLC
	10,150	Term Loan, 6.75%, Maturing June 15, 2017	10,343,044
Transaction Network Service, Inc.
	2,385	Term Loan, 6.00%, Maturing November 18, 2015	2,401,010
Travelport, LLC
	499	Term Loan, Maturing August 23, 2013(6)	492,844
	6,614	Term Loan, 4.79%, Maturing August 21, 2015	6,540,637
	14,545	Term Loan, 4.96%, Maturing August 21, 2015	14,393,918
	19,549	Term Loan, 4.96%, Maturing August 21, 2015	19,332,738
EUR	2,106	Term Loan, 5.33%, Maturing August 21, 2015	2,887,893
Valassis Communications, Inc.
	2,719	Term Loan, 2.54%, Maturing March 2, 2014	2,702,988
West Corp.
	2,707	Term Loan, 2.63%, Maturing October 24, 2013	2,660,896
	6,652	Term Loan, 4.51%, Maturing July 15, 2016	6,637,656
	18,437	Term Loan, 4.51%, Maturing July 15, 2016	18,374,291

			$472,424,314

Cable and Satellite Television — 7.3%

Atlantic Broadband Finance, LLC
	512	Term Loan, 2.54%, Maturing September 1, 2011	$509,454
	13,768	Term Loan, 6.75%, Maturing May 31, 2013	13,848,681
Bresnan Broadband Holdings, LLC
	1,478	Term Loan, 2.26%, Maturing June 30, 2013	1,471,266
	15,318	Term Loan, 2.26%, Maturing March 29, 2014	15,253,600
Cequel Communications, LLC
	39,947	Term Loan, 2.26%, Maturing November 5, 2013	39,479,033
Charter Communications Operating, LLC
	63,633	Term Loan, 2.26%, Maturing March 6, 2014	62,539,047
	16,489	Term Loan, 3.54%, Maturing September 6, 2016	16,214,866
CSC Holdings, Inc.
	1,465	Term Loan, 2.01%, Maturing March 29, 2016	1,453,469
	15,612	Term Loan, 2.01%, Maturing March 29, 2016	15,336,641
CW Media Holdings, Inc.
	4,419	Term Loan, 3.26%, Maturing February 16, 2015	4,410,874
FoxCo Acquisition Sub, LLC
	11,173	Term Loan, 7.50%, Maturing July 14, 2015	11,089,610
Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	24,746,102
Kabel BW GmbH and Co.
EUR	1,500	Term Loan, 3.35%, Maturing June 9, 2014	2,070,178
EUR	1,500	Term Loan, 3.85%, Maturing June 9, 2015	2,070,178
Kabel Deutschland GmbH
EUR	4,000	Term Loan, 3.10%, Maturing March 31, 2014	5,525,446
EUR	10,250	Term Loan, 4.10%, Maturing March 31, 2014	14,209,486
MCC Iowa, LLC
	7,577	Term Loan, 2.00%, Maturing January 31, 2015	7,255,019
	7,700	Term Loan, 2.00%, Maturing January 31, 2015	7,372,750
Mediacom Broadband, LLC
	10,249	Term Loan, 4.50%, Maturing October 23, 2017	10,163,905
Mediacom Illinois, LLC
	19,144	Term Loan, 2.00%, Maturing January 31, 2015	18,175,197
	2,970	Term Loan, 5.50%, Maturing March 31, 2017	2,949,581
Mediacom, LLC
	10,485	Term Loan, 4.50%, Maturing October 23, 2017	10,327,725
Midcontinent Communications
	6,000	Term Loan, 6.25%, Maturing December 31, 2016	6,030,000
ProSiebenSat.1 Media AG
EUR	2,605	Term Loan, 2.39%, Maturing July 2, 2014	3,315,742
EUR	8,860	Term Loan, 2.39%, Maturing July 2, 2014	11,276,770
EUR	2,020	Term Loan, 3.52%, Maturing March 6, 2015	2,260,960
EUR	24,471	Term Loan, 2.77%, Maturing June 26, 2015	31,376,664
EUR	1,085	Term Loan, 2.77%, Maturing July 3, 2015	1,390,685
EUR	2,020	Term Loan, 3.77%, Maturing March 4, 2016	2,260,960
UPC Broadband Holding B.V.
	20,842	Term Loan, 4.25%, Maturing December 30, 2016	20,399,553
EUR	21,765	Term Loan, 4.37%, Maturing December 31, 2016	28,716,563
	9,793	Term Loan, 4.25%, Maturing December 29, 2017	9,545,111
EUR	10,790	Term Loan, 4.62%, Maturing December 31, 2017	14,264,532
Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing June 30, 2015(6)	3,194,287
GBP	19,000	Term Loan, 4.78%, Maturing December 31, 2015	30,352,695

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

YPSO Holding SA
EUR	3,193	Term Loan, 4.60%, Maturing June 16, 2014(2)	$3,595,057
EUR	5,209	Term Loan, 4.60%, Maturing June 16, 2014(2)	5,865,620
EUR	9,273	Term Loan, 4.60%, Maturing June 16, 2014(2)	10,441,708
EUR	1,000	Term Loan, Maturing December 31, 2015(6)	1,125,144

			$471,884,159

Chemicals and Plastics — 5.2%

Arizona Chemical, Inc.
EUR	2,535	Term Loan, 3.14%, Maturing February 26, 2013	$3,528,663
Brenntag Holding GmbH and Co. KG
	10,152	Term Loan, 4.02%, Maturing January 20, 2014	10,228,487
	1,824	Term Loan, 4.03%, Maturing January 20, 2014	1,837,728
EUR	4,233	Term Loan, 4.55%, Maturing January 20, 2014	5,899,028
GBP	1,200	Term Loan, 4.66%, Maturing January 20, 2014	1,913,207
EUR	1,057	Term Loan, Maturing January 20, 2014(6)	1,449,232
EUR	828	Term Loan, Maturing January 19, 2015(6)	1,154,481
EUR	32	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	45,178
EUR	230	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	323,774
British Vita UK, Ltd.
EUR	997	Term Loan, 6.19%, Maturing June 30, 2014(2)	1,380,780
Celanese Holdings, LLC
	11,787	Term Loan, 1.76%, Maturing April 2, 2014	11,646,835
	1,761	Term Loan, 1.79%, Maturing April 2, 2014	1,744,269
	5,080	Term Loan, 3.29%, Maturing October 31, 2016	5,111,175
EUR	681	Term Loan, 3.85%, Maturing October 31, 2016	948,033
Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing February 11, 2011	4,210,500
	4,200	Term Loan, 5.50%, Maturing August 27, 2016	4,237,624
Cognis GmbH
EUR	1,249	Term Loan, 2.88%, Maturing September 16, 2013	1,724,421
EUR	4,276	Term Loan, 2.88%, Maturing September 16, 2013	5,906,225
Columbian Chemicals Acquisition
	8,513	Term Loan, 6.31%, Maturing March 16, 2013	8,427,411
Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	11,406,250
	968	Term Loan, 4.06%, Maturing May 5, 2015	940,894
	6,413	Term Loan, 4.06%, Maturing May 5, 2015	6,268,589
	12,298	Term Loan, 4.06%, Maturing May 5, 2015	12,020,979
	1,198	Term Loan, 4.19%, Maturing May 5, 2015	1,171,160
EUR	1,094	Term Loan, 4.63%, Maturing May 5, 2015	1,423,287
Huish Detergents, Inc.
	1,985	Term Loan, 2.01%, Maturing April 26, 2014	1,907,712
Huntsman International, LLC
	19,876	Term Loan, 1.78%, Maturing April 21, 2014	19,433,817
	4,333	Term Loan, 2.52%, Maturing June 30, 2016	4,254,209
INEOS Group
	712	Term Loan, 7.00%, Maturing December 14, 2012	732,148
EUR	9,912	Term Loan, 7.50%, Maturing December 16, 2013	14,015,128
	19,692	Term Loan, 7.50%, Maturing December 16, 2013	20,167,450
EUR	7,147	Term Loan, 8.00%, Maturing December 16, 2014	10,105,658
	19,839	Term Loan, 8.00%, Maturing December 16, 2014	20,318,439
ISP Chemco, Inc.
	8,429	Term Loan, 1.81%, Maturing June 4, 2014	8,247,084
Kraton Polymers, LLC
	10,899	Term Loan, 2.31%, Maturing May 13, 2013	10,677,751
Lyondell Chemical Co.
	8,454	Term Loan, 5.50%, Maturing April 8, 2016	8,535,713
MacDermid, Inc.
	5,978	Term Loan, 2.26%, Maturing April 12, 2014	5,708,798
Millenium Inorganic Chemicals
	14,790	Term Loan, 2.54%, Maturing May 15, 2014	14,207,928
Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,736,161
	10,460	Term Loan, 2.56%, Maturing December 4, 2013	10,214,331
Nalco Co.
	11,625	Term Loan, 4.50%, Maturing October 5, 2017	11,773,951
Omnova Solutions, Inc.
	6,200	Term Loan, Maturing April 12, 2017(6)	6,234,875
Rockwood Specialties Group, Inc.
EUR	522	Term Loan, 5.00%, Maturing July 29, 2011	719,875
	23,138	Term Loan, 6.00%, Maturing May 15, 2014	23,196,284
Solutia, Inc.
	5,000	Revolving Loan, 0.98%, Maturing March 12, 2015(3)	4,650,000
	18,894	Term Loan, 4.75%, Maturing March 17, 2017	19,059,209
Styron S.A.R.L.
	16,665	Term Loan, 7.50%, Maturing June 17, 2016	16,971,951

			$340,816,682

Clothing / Textiles — 0.4%

Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,932,762
Phillips Van Heusen Corp.
	7,712	Term Loan, 4.75%, Maturing May 6, 2016	7,791,327
EUR	6,009	Term Loan, 5.00%, Maturing May 6, 2016	8,363,886

			$24,087,975

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 2.5%

Aquilex Holdings, LLC
	1,990	Term Loan, 5.50%, Maturing April 1, 2016	$1,972,588
Gentek
	4,575	Term Loan, 6.75%, Maturing October 6, 2015	4,626,469
Goodman Global Holdings, Inc.
	14,400	Term Loan, Maturing October 28, 2016(6)	14,614,200
Jarden Corp.
	10,358	Term Loan, 3.52%, Maturing January 26, 2015	10,378,523
Johnson Diversey, Inc.
	4,817	Term Loan, 5.50%, Maturing November 24, 2015	4,865,328
Manitowoc Company, Inc. (The)
	11,203	Term Loan, 5.31%, Maturing November 6, 2013	11,114,824
	6,596	Term Loan, 8.00%, Maturing November 6, 2014	6,621,280
Polymer Group, Inc.
	1,565	Term Loan, 2.51%, Maturing November 22, 2012	1,565,836
	15,521	Term Loan, 7.00%, Maturing November 24, 2014	15,540,411
RBS Global, Inc.
	6,438	Term Loan, 2.56%, Maturing July 19, 2013	6,223,536
	26,366	Term Loan, 2.81%, Maturing July 19, 2013	25,673,456
RGIS Holdings, LLC
	15,801	Term Loan, 2.78%, Maturing April 30, 2014	14,615,735
	790	Term Loan, 2.79%, Maturing April 30, 2014	730,787
Service Master Co.
	1,537	Term Loan, 2.76%, Maturing July 24, 2014	1,461,614
	15,432	Term Loan, 2.77%, Maturing July 24, 2014	14,677,043
US Investigations Services, Inc.
	14,541	Term Loan, 3.29%, Maturing February 21, 2015	13,613,690
	5,561	Term Loan, 7.75%, Maturing February 21, 2015	5,588,868
Vertrue, Inc.
	6,309	Term Loan, 3.29%, Maturing August 16, 2014	5,678,450

			$159,562,638

Containers and Glass Products — 3.0%

Berry Plastics Corp.
	22,178	Term Loan, 2.38%, Maturing April 3, 2015	$20,943,093
BWAY Corp.
	5,837	Term Loan, 5.52%, Maturing June 16, 2017	5,862,336
	547	Term Loan, 5.56%, Maturing June 16, 2017	549,594
Consolidated Container Co.
	15,414	Term Loan, 2.50%, Maturing March 28, 2014	14,592,078
Crown Americas, Inc.
	598	Term Loan, 2.01%, Maturing November 15, 2012	594,775
EUR	1,744	Term Loan, 2.52%, Maturing November 15, 2012	2,391,005
Graham Packaging Holdings Co.
	20,939	Term Loan, 6.75%, Maturing April 5, 2014	21,151,740
	11,950	Term Loan, 6.00%, Maturing September 23, 2016	12,088,178
Graphic Packaging International, Inc.
	24,113	Term Loan, 2.29%, Maturing May 16, 2014	23,701,681
	6,071	Term Loan, 3.04%, Maturing May 16, 2014	6,031,454
JSG Acquisitions
EUR	1,069	Term Loan, 4.24%, Maturing December 31, 2014	1,480,819
EUR	1,060	Term Loan, 4.43%, Maturing December 31, 2014	1,468,528
OI European Group B.V.
EUR	11,939	Term Loan, 2.24%, Maturing June 14, 2013	16,145,224
Reynolds Group Holdings, Inc.
	8,000	Term Loan, 2.25%, Maturing August 6, 2015(3)	8,026,000
	15,517	Term Loan, 2.38%, Maturing May 5, 2016(3)	15,654,929
	19,272	Term Loan, 6.25%, Maturing May 5, 2016	19,416,514
	12,591	Term Loan, 6.75%, Maturing May 5, 2016	12,712,927
Smurfit-Stone Container Corp.
	15,087	Term Loan, 6.75%, Maturing February 22, 2016	15,253,146

			$198,064,021

Cosmetics / Toiletries — 1.1%

Alliance Boots Holdings, Ltd.
GBP	15,000	Term Loan, 3.56%, Maturing July 5, 2015	$21,748,910
EUR	13,000	Term Loan, 3.80%, Maturing July 5, 2015	16,866,451
American Safety Razor Co.
	5	Term Loan, 8.75%, Maturing July 31, 2013(2)	5,140
Bausch & Lomb, Inc.
	2,945	Term Loan, 3.51%, Maturing April 24, 2015	2,877,823
	14,141	Term Loan, 3.53%, Maturing April 24, 2015	13,816,284
Prestige Brands, Inc.
	15,843	Term Loan, 5.50%, Maturing March 24, 2016	15,971,501

			$71,286,109

Drugs — 1.1%

Graceway Pharmaceuticals, LLC
	12,062	Term Loan, 5.01%, Maturing May 3, 2012	$7,377,952
Pharmaceutical Holdings Corp.
	808	Term Loan, 4.54%, Maturing January 30, 2012	800,021
Valeant Pharmaceuticals
	5,700	Term Loan, 4.55%, Maturing September 27, 2016(3)	5,763,772
Warner Chilcott Corp.
	7,522	Term Loan, 6.00%, Maturing October 30, 2014	7,525,103
	5,919	Term Loan, 6.25%, Maturing April 30, 2015	5,951,029
	7,195	Term Loan, 6.25%, Maturing April 30, 2015	7,237,076
	11,942	Term Loan, 6.25%, Maturing April 30, 2015	12,011,431
	3,021	Term Loan, 6.50%, Maturing February 22, 2016	3,042,142
	9,304	Term Loan, 6.50%, Maturing February 22, 2016	9,384,713

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Drugs (continued)

WC Luxco Sarl
	11,500	Term Loan, 4.51%, Maturing August 20, 2014	$11,492,813

			$70,586,052

Ecological Services and Equipment — 0.5%

BakerCorp.
	2,806	Term Loan, 4.84%, Maturing May 8, 2014	$2,745,284
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.51%, Maturing February 5, 2013	1,197,435
Environmental Systems Products Holdings, Inc.
	357	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	312,363
Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	22,150,900
Sensus Metering Systems, Inc.
	7,317	Term Loan, 7.00%, Maturing June 3, 2013	7,362,337
Synagro Technologies, Inc.
	995	Term Loan, 2.26%, Maturing April 2, 2014	865,527
Wastequip, Inc.
	679	Term Loan, 2.51%, Maturing February 5, 2013	504,183

			$35,138,029

Electronics / Electrical — 3.1%

Aspect Software, Inc.
	19,587	Term Loan, 6.25%, Maturing April 19, 2016	$19,570,422
Baldor Electric Co.
	824	Term Loan, 5.25%, Maturing January 31, 2014	831,369
Christie/Aix, Inc.
	5,179	Term Loan, 5.25%, Maturing April 29, 2016	5,153,262
Fairchild Semiconductor Corp.
	10,688	Term Loan, 1.81%, Maturing June 26, 2013	10,581,153
FCI International S.A.S.
	552	Term Loan, 3.66%, Maturing November 1, 2013	531,734
	573	Term Loan, 3.66%, Maturing November 1, 2013	552,324
	750	Term Loan, 3.91%, Maturing November 1, 2013	722,705
	552	Term Loan, 3.66%, Maturing October 31, 2014	531,734
	573	Term Loan, 3.66%, Maturing October 31, 2014	552,324
Freescale Semiconductor, Inc.
	26,314	Term Loan, 4.51%, Maturing December 1, 2016	24,822,508
Infor Enterprise Solutions Holdings
EUR	2,887	Term Loan, 5.80%, Maturing July 28, 2015	3,647,082
	7,099	Term Loan, 6.01%, Maturing July 28, 2015	6,575,404
	19,124	Term Loan, 6.01%, Maturing July 28, 2015	17,797,402
Microsemi Corp.
	6,725	Term Loan, Maturing November 2, 2017(6)	6,807,664
Network Solutions, LLC
	9,709	Term Loan, 2.52%, Maturing March 7, 2014	9,199,689
Open Solutions, Inc.
	10,028	Term Loan, 2.42%, Maturing January 23, 2014	8,534,225
RBS Worldpay, Inc.
GBP	5,000	Term Loan, Maturing October 2, 2017(6)	8,059,825
	3,500	Term Loan, Maturing October 15, 2017(6)	3,527,345
Sensata Technologies Finance Co.
	22,757	Term Loan, 2.04%, Maturing April 26, 2013	22,222,077
Shield Finance Co. S.A.R.L.
	6,278	Term Loan, 7.75%, Maturing June 15, 2016	6,277,562
Spansion, LLC
	9,858	Term Loan, 7.50%, Maturing January 8, 2015	9,964,773
Spectrum Brands, Inc.
	23,425	Term Loan, 8.00%, Maturing June 16, 2016	23,930,113
SS&C Technologies, Inc.
	2,650	Term Loan, 2.28%, Maturing November 23, 2012	2,616,711
VeriFone, Inc.
	1,819	Term Loan, 3.01%, Maturing October 31, 2013	1,809,961
Vertafore, Inc.
	6,708	Term Loan, 6.75%, Maturing July 29, 2016	6,743,405

			$201,562,773

Equipment Leasing — 0.0%(10)

Hertz Corp.
	8	Term Loan, 2.01%, Maturing December 21, 2012	$7,784
	835	Term Loan, 2.09%, Maturing December 21, 2012	828,968

			$836,752

Farming / Agriculture — 0.3%

CF Industries, Inc.
	7,792	Term Loan, 4.50%, Maturing April 6, 2015	$7,864,610
Wm. Bolthouse Farms, Inc.
	13,433	Term Loan, 5.50%, Maturing February 11, 2016	13,452,649

			$21,317,259

Financial Intermediaries — 2.9%

Asset Acceptance Capital Corp.
	8,887	Term Loan, 3.80%, Maturing June 5, 2013	$8,605,219
Citco III, Ltd.
	18,775	Term Loan, 4.75%, Maturing May 30, 2014	18,071,414

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

E.A. Viner International Co.
	276	Term Loan, 4.79%, Maturing July 31, 2013	$267,759
Fidelity National Information Services, Inc.
	17,550	Term Loan, 5.25%, Maturing July 18, 2016	17,766,181
First Data Corp.
	3,333	Term Loan, 3.01%, Maturing September 24, 2014	3,001,703
	3,803	Term Loan, 3.01%, Maturing September 24, 2014	3,425,512
	5,715	Term Loan, 3.01%, Maturing September 24, 2014	5,147,675
Grosvenor Capital Management
	8,974	Term Loan, 4.31%, Maturing December 5, 2016	8,861,914
Interactive Data Corp.
	10,474	Term Loan, 6.75%, Maturing January 27, 2017	10,664,634
Jupiter Asset Management Group
GBP	2,841	Term Loan, 4.70%, Maturing March 17, 2015	4,354,318
LPL Holdings, Inc.
	7,761	Term Loan, 2.04%, Maturing June 28, 2013	7,725,052
	24,428	Term Loan, 4.25%, Maturing June 25, 2015	24,351,875
	15,920	Term Loan, 5.25%, Maturing June 28, 2017	15,890,150
MSCI, Inc.
	24,140	Term Loan, 4.75%, Maturing June 1, 2016	24,316,780
Nuveen Investments, Inc.
	25,438	Term Loan, 3.29%, Maturing November 13, 2014	23,893,453
Oxford Acquisition III, Ltd.
	7,042	Term Loan, 2.04%, Maturing May 12, 2014	6,466,833
RJO Holdings Corp. (RJ O’Brien)
	4,085	Term Loan, 5.26%, Maturing July 12, 2014(2)	2,716,386

			$185,526,858

Food Products — 2.4%

Acosta, Inc.
	16,738	Term Loan, 2.51%, Maturing July 28, 2013	$16,423,993
American Seafoods Group, LLC
	10,709	Term Loan, 5.50%, Maturing May 7, 2015	10,719,213
Autobar BV
EUR	424	Term Loan, Maturing October 6, 2017(6)	593,453
EUR	2,576	Term Loan, Maturing October 6, 2017(6)	3,608,043
B&G Foods, Inc.
	1,500	Term Loan, 2.30%, Maturing February 26, 2013	1,491,875
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.79%, Maturing December 31, 2013	5,339,033
GBP	2,500	Term Loan - Second Lien, 5.53%, Maturing June 30, 2015	3,753,006
Dean Foods Co.
	26,259	Term Loan, 1.79%, Maturing April 2, 2014	25,560,045
Dole Foods Company, Inc.
	6,629	Term Loan, 5.04%, Maturing March 2, 2017	6,677,494
	2,669	Term Loan, 5.06%, Maturing March 2, 2017	2,688,472
Liberator Midco, Ltd.
	2,000	Term Loan, Maturing April 30, 2016(6)	2,013,000
Lion Polaris S.A.S
EUR	2,837	Term Loan, 5.82%, Maturing October 31, 2017	3,981,306
Mafco Worldwide Corp.
	881	Term Loan, 2.26%, Maturing December 8, 2011	863,656
Michael Foods Holdings, Inc.
	5,262	Term Loan, 6.25%, Maturing June 29, 2016	5,340,740
Picard
EUR	1,663	Term Loan, 5.82%, Maturing September 14, 2017	2,332,371
Pierre Foods, Inc.
	14,825	Term Loan, 7.00%, Maturing September 30, 2016	14,695,281
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.87%, Maturing April 2, 2013(3)	3,640,000
	36,672	Term Loan, 2.76%, Maturing April 2, 2014	35,778,095
	6,883	Term Loan, 6.00%, Maturing April 2, 2014	6,968,784
United Biscuits
GBP	2,000	Term Loan, 3.07%, Maturing December 15, 2014	3,125,921
GBP	1,500	Term Loan - Second Lien, 5.04%, Maturing June 15, 2016	2,301,377

			$157,895,158

Food Service — 3.7%

AFC Enterprises, Inc.
	1,209	Term Loan, 7.00%, Maturing May 11, 2013	$1,213,827
Aramark Corp.
	963	Term Loan, 2.16%, Maturing January 26, 2014	885,500
	26,179	Term Loan, 2.16%, Maturing January 27, 2014	25,519,361
	3,028	Term Loan, 2.28%, Maturing January 27, 2014	2,951,629
	4,018	Term Loan, 3.36%, Maturing July 26, 2016	3,995,837
	40,872	Term Loan, 3.54%, Maturing July 26, 2016	40,642,499
Buffets, Inc.
	9,160	Term Loan, 12.00%, Maturing April 21, 2015(2)	8,598,957
	1,140	Term Loan, 7.39%, Maturing April 22, 2015(2)	884,806
Burger King Corp.
	44,575	Term Loan, 6.25%, Maturing October 19, 2016	45,037,466
EUR	3,000	Term Loan, Maturing October 19, 2016(6)	4,214,545
CBRL Group, Inc.
	366	Term Loan, 1.96%, Maturing April 29, 2013	362,494
	3,599	Term Loan, 1.96%, Maturing April 29, 2013	3,566,121
	221	Term Loan, 2.96%, Maturing April 27, 2016	219,402
	2,299	Term Loan, 2.96%, Maturing April 27, 2016	2,280,551

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Denny’s, Inc.
	10,875	Term Loan, 6.50%, Maturing September 20, 2016	$10,908,984
DineEquity, Inc.
	21,000	Term Loan, 6.00%, Maturing October 19, 2017	21,245,007
JRD Holdings, Inc.
	3,459	Term Loan, 2.51%, Maturing July 2, 2014	3,372,375
OSI Restaurant Partners, LLC
	2,157	Term Loan, 3.90%, Maturing June 14, 2013	2,032,055
	23,340	Term Loan, 2.63%, Maturing June 14, 2014	21,988,613
QCE Finance, LLC
	9,586	Term Loan, 5.06%, Maturing May 5, 2013	8,300,643
Sagittarius Restaurants, LLC
	10,253	Term Loan, 7.50%, Maturing May 18, 2015	10,259,377
Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	16,115,900
SSP Financing, Ltd.
	5,115	Term Loan, 1.29%, Maturing December 17, 2016	3,961,259
Wendy’s/Arby’s Restaurants, LLC
	3,416	Term Loan, 5.00%, Maturing May 24, 2017	3,439,570

			$241,996,778

Food / Drug Retailers — 2.7%

General Nutrition Centers, Inc.
	38,213	Term Loan, 2.53%, Maturing September 16, 2013	$37,352,857
NBTY, Inc.
	29,750	Term Loan, 6.25%, Maturing October 2, 2017	30,177,537
Pantry, Inc. (The)
	61	Term Loan, 2.01%, Maturing May 15, 2014	58,647
	6,638	Term Loan, 2.01%, Maturing May 15, 2014	6,372,344
Rite Aid Corp.
	43,718	Term Loan, 2.01%, Maturing June 4, 2014	39,462,906
	13,811	Term Loan, 6.00%, Maturing June 4, 2014	13,715,903
Roundy’s Supermarkets, Inc.
	40,323	Term Loan, 7.00%, Maturing November 3, 2013	40,499,550
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,554,688
Supervalu, Inc.
	2,897	Term Loan, 1.54%, Maturing June 1, 2012	2,824,610
	849	Term Loan, 3.04%, Maturing October 5, 2015	827,547

			$173,846,589

Forest Products — 0.9%

Georgia-Pacific Corp.
	5,421	Term Loan, 2.29%, Maturing December 20, 2012	$5,422,335
	39,849	Term Loan, 2.29%, Maturing December 21, 2012	39,855,782
	10,414	Term Loan, 3.54%, Maturing December 23, 2014	10,450,890

			$55,729,007

Health Care — 11.3%

1-800-Contacts, Inc.
	7,940	Term Loan, 7.70%, Maturing March 4, 2015	$7,900,238
Alliance Healthcare Services
	11,837	Term Loan, 5.50%, Maturing June 1, 2016	11,759,307
American Medical Systems
	257	Term Loan, 2.56%, Maturing July 20, 2012	250,191
AMR Holdco, Inc.
	4,938	Term Loan, 3.26%, Maturing April 8, 2015	4,943,672
Ardent Medical Services, Inc.
	7,587	Term Loan, 6.50%, Maturing September 15, 2015	7,539,457
Aveta Holdings LLC
	4,283	Term Loan, 8.00%, Maturing April 14, 2015	4,189,432
	4,283	Term Loan, 8.00%, Maturing April 14, 2015	4,189,432
Biomet, Inc.
	45,864	Term Loan, 3.28%, Maturing March 25, 2015	45,284,672
EUR	2,885	Term Loan, 3.81%, Maturing March 25, 2015	3,912,520
Cardinal Health 409, Inc.
	15,401	Term Loan, 2.51%, Maturing April 10, 2014	14,473,427
Carestream Health, Inc.
	16,389	Term Loan, 2.26%, Maturing April 30, 2013	16,053,239
Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.24%, Maturing October 24, 2014	9,201,244
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	854,880
CDRL MS, Inc.
	5,000	Term Loan, 6.75%, Maturing September 29, 2016	5,040,625
Community Health Systems, Inc.
	3,120	Term Loan, 2.55%, Maturing July 25, 2014	3,065,516
	80,441	Term Loan, 2.55%, Maturing July 25, 2014	79,033,628
Concentra, Inc.
	6,607	Term Loan, 2.54%, Maturing June 25, 2014	6,425,756
Convatec Cidron
EUR	1,998	Term Loan, 4.12%, Maturing August 1, 2015	2,696,745
CRC Health Corp.
	1,838	Term Loan, 2.54%, Maturing February 6, 2013	1,755,430
	3,705	Term Loan, 2.54%, Maturing February 6, 2013	3,538,218
Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.00%, Maturing May 31, 2016	3,708,784
	1,568	Term Loan, 2.42%, Maturing June 12, 2016	1,348,739
DaVita, Inc.
	23,525	Term Loan, 4.50%, Maturing October 20, 2016	23,747,993

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

DJO Finance, LLC
	16,385	Term Loan, 3.26%, Maturing May 20, 2014	$15,983,955
Emdeon Business Services, LLC
	9,000	Term Loan, 4.50%, Maturing November 18, 2013	9,035,622
Fenwal, Inc.
	505	Term Loan, 2.55%, Maturing February 28, 2014	441,372
	2,945	Term Loan, 2.55%, Maturing February 28, 2014	2,574,854
Fresenius Medical Care Holdings
	7,797	Term Loan, 1.66%, Maturing March 31, 2013	7,710,652
Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	364,506
	633	Term Loan, 4.50%, Maturing September 10, 2014	638,112
Grifols SA
	24,600	Term Loan, Maturing October 15, 2016(6)	24,892,125
Hanger Orthopedic Group, Inc.
	3,268	Term Loan, 2.26%, Maturing May 28, 2013	3,256,540
Harvard Drug Group, LLC
	354	Term Loan, 6.50%, Maturing April 8, 2016	335,009
	2,571	Term Loan, 6.50%, Maturing April 8, 2016	2,436,429
HCA, Inc.
	26,850	Term Loan, 2.54%, Maturing November 18, 2013	26,307,322
	45,769	Term Loan, 3.54%, Maturing March 31, 2017	44,980,699
Health Management Association, Inc.
	45,085	Term Loan, 2.04%, Maturing February 28, 2014	44,111,335
Iasis Healthcare, LLC
	30	Term Loan, 2.25%, Maturing March 14, 2014	28,993
	109	Term Loan, 2.26%, Maturing March 14, 2014	106,276
	315	Term Loan, 2.26%, Maturing March 14, 2014	307,058
Ikaria Acquisition, Inc.
	3,500	Term Loan, 7.00%, Maturing May 16, 2016	3,358,540
IM U.S. Holdings, LLC
	9,212	Term Loan, 2.27%, Maturing June 26, 2014	8,906,961
IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing January 31, 2016	2,764,441
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,260,537
inVentiv Health, Inc.
	9,426	Term Loan, 6.50%, Maturing August 4, 2016	9,492,652
Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.07%, Maturing April 15, 2015	15,509,961
MPT Operating Partnership, L.P.
	7,980	Term Loan, 5.00%, Maturing May 17, 2016	7,980,000
MultiPlan, Inc.
	29,748	Term Loan, 6.50%, Maturing August 26, 2017	29,910,537
Mylan, Inc.
	11,514	Term Loan, 3.56%, Maturing October 2, 2014	11,547,799
National Mentor Holdings, Inc.
	537	Term Loan, 2.15%, Maturing June 29, 2013	498,835
	8,686	Term Loan, 2.29%, Maturing June 29, 2013	8,066,771
Nyco Holdings
	2,000	Term Loan, 3.85%, Maturing December 29, 2013	1,886,388
	9,025	Term Loan, 4.01%, Maturing December 29, 2014	8,408,237
EUR	8,891	Term Loan, 4.60%, Maturing December 29, 2014	11,647,984
EUR	8,889	Term Loan, 5.35%, Maturing December 29, 2015	11,644,823
	9,022	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	8,405,681
Prime Healthcare Services, Inc.
	17,039	Term Loan, 7.25%, Maturing April 22, 2015	16,357,800
Psychiatric Solutions, Inc.
	770	Term Loan, 2.03%, Maturing July 2, 2012	767,936
RadNet Management, Inc.
	12,214	Term Loan, 5.75%, Maturing April 1, 2016	12,068,588
ReAble Therapeutics Finance, LLC
	8,780	Term Loan, 2.26%, Maturing November 16, 2013	8,612,168
RehabCare Group, Inc.
	4,583	Term Loan, 6.00%, Maturing November 24, 2015	4,603,824
Select Medical Holdings Corp.
	3,824	Term Loan, 4.09%, Maturing August 22, 2014	3,815,475
	12,402	Term Loan, 4.09%, Maturing August 22, 2014	12,375,320
Skillsoft Corp.
	3,990	Term Loan, 6.50%, Maturing May 26, 2017	4,031,564
Sunrise Medical Holdings, Inc.
EUR	2,476	Term Loan, 8.00%, Maturing May 13, 2014	3,187,418
TZ Merger Sub., Inc. (TriZetto)
	5,000	Term Loan, 6.50%, Maturing August 4, 2015	5,037,500
	4,818	Term Loan, 6.75%, Maturing August 4, 2015	4,822,352
Universal Health Services, Inc.
	20,425	Term Loan, Maturing July 28, 2016(6)	20,658,356
Vanguard Health Holding Co., LLC
	21,745	Term Loan, 5.00%, Maturing January 29, 2016	21,796,729
VWR Funding, Inc.
	22,227	Term Loan, 2.76%, Maturing June 30, 2014	21,421,313

			$732,270,494

Home Furnishings — 0.7%

Dometic Corp.
	914	Term Loan, 1.04%, Maturing September 5, 2013	$813,717
	2,057	Term Loan, 1.04%, Maturing September 5, 2013	1,707,434
	1,066	Term Loan, 3.50%, Maturing September 5, 2013(2)	391,913
Hunter Fan Co.
	3,081	Term Loan, 2.76%, Maturing April 16, 2014	2,707,317

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings (continued)

Interline Brands, Inc.
	6,416	Term Loan, 2.01%, Maturing June 23, 2013	$6,159,468
	1,376	Term Loan, 2.01%, Maturing June 23, 2013	1,320,788
National Bedding Co., LLC
	24,930	Term Loan, 2.38%, Maturing February 28, 2013	24,088,971
	4,500	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	4,286,250
Oreck Corp.
	797	Term Loan - Second Lien, 3.79%, Maturing March 19, 2016(7)	637,976
Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	3,845,345

			$45,959,179

Industrial Equipment — 2.4%

Alliance Laundry Systems, LLC
	2,000	Term Loan, 6.25%, Maturing September 23, 2016	$2,020,626
Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	4,188,730
GBP	440	Term Loan, 3.26%, Maturing December 27, 2010	685,927
EUR	500	Term Loan, 3.53%, Maturing June 13, 2011	668,644
EUR	500	Term Loan, 4.53%, Maturing June 13, 2012	668,644
Brand Energy and Infrastructure Services, Inc.
	15,108	Term Loan, 2.56%, Maturing February 7, 2014	14,295,783
Bucyrus International, Inc.
	10,583	Term Loan, 4.50%, Maturing February 19, 2016	10,709,714
EPD Holdings, (Goodyear Engineering Products)
	2,587	Term Loan, 2.76%, Maturing July 31, 2014	2,251,359
	14,547	Term Loan, 2.76%, Maturing July 31, 2014	12,659,145
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,578,750
Generac Acquisition Corp.
	11,802	Term Loan, 2.79%, Maturing November 11, 2013	11,167,328
Gleason Corp.
	3,459	Term Loan, 2.07%, Maturing June 30, 2013	3,406,911
Itron, Inc.
	551	Term Loan, 3.76%, Maturing April 18, 2014	554,133
Jason, Inc.
	302	Term Loan, 8.25%, Maturing September 21, 2014	297,293
	773	Term Loan, 8.25%, Maturing September 21, 2014	759,156
John Maneely Co.
	28,487	Term Loan, 3.54%, Maturing December 9, 2013	27,893,812
KION Group GmbH
	8,872	Term Loan, 4.01%, Maturing December 23, 2014(2)	7,151,182
EUR	527	Term Loan, 4.60%, Maturing December 23, 2014(2)	604,004
	8,872	Term Loan, 4.26%, Maturing December 23, 2015(2)	7,151,182
EUR	488	Term Loan, 4.85%, Maturing December 29, 2015(2)	558,627
Pinafore, LLC
	20,225	Term Loan, 6.75%, Maturing September 29, 2016	20,488,876
Polypore, Inc.
	2,000	Revolving Loan, 0.65%, Maturing July 3, 2013(3)	1,820,000
	22,621	Term Loan, 2.26%, Maturing July 3, 2014	22,154,600
EUR	1,078	Term Loan, 2.80%, Maturing July 3, 2014	1,418,202
Sequa Corp.
	1,989	Term Loan, 3.54%, Maturing December 3, 2014	1,886,893

			$157,039,521

Insurance — 1.8%

Alliant Holdings I, Inc.
	22,892	Term Loan, 3.29%, Maturing August 21, 2014	$22,262,578
AmWINS Group, Inc.
	6,428	Term Loan, 2.80%, Maturing June 8, 2013	5,998,060
Applied Systems, Inc.
	13,108	Term Loan, 2.76%, Maturing September 26, 2013	12,397,550
CCC Information Services Group, Inc.
	7,227	Term Loan, 2.51%, Maturing February 10, 2013	7,058,117
Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	22,006,548
Crump Group, Inc.
	3,000	Term Loan, 3.26%, Maturing August 1, 2014	2,823,559
HUB International Holdings, Inc.
	2,788	Term Loan, 2.79%, Maturing June 13, 2014	2,674,877
	16,733	Term Loan, 2.79%, Maturing June 13, 2014	16,052,732
	3,490	Term Loan, 6.75%, Maturing June 13, 2014	3,463,577
U.S.I. Holdings Corp.
	18,500	Term Loan, 2.76%, Maturing May 5, 2014	17,359,236
	1,980	Term Loan, 7.00%, Maturing May 5, 2014	1,943,370

			$114,040,204

Leisure Goods / Activities / Movies — 3.7%

24 Hour Fitness Worldwide, Inc.
	3,990	Term Loan, 6.75%, Maturing April 22, 2016	$3,819,180
AMC Entertainment, Inc.
	20,157	Term Loan, 1.76%, Maturing January 28, 2013	19,888,692
AMF Bowling Worldwide, Inc.
	2,785	Term Loan, 2.76%, Maturing June 8, 2013	2,459,839
Bombardier Recreational Products
	23,998	Term Loan, 3.39%, Maturing June 28, 2013	21,567,762
Carmike Cinemas, Inc.
	15,351	Term Loan, 5.50%, Maturing January 27, 2016	15,439,663

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Cedar Fair, L.P.
	14,963	Term Loan, 5.50%, Maturing December 15, 2016	$15,178,873
CFV I, LLC/Hicks Sports Group
	438	Term Loan, 11.77%, Maturing December 1, 2010(2)(3)	454,404
Cinemark, Inc.
	28,842	Term Loan, 3.55%, Maturing April 29, 2016	28,950,511
Deluxe Entertainment Services Group, Inc.
	271	Term Loan, 6.25%, Maturing May 11, 2013	258,287
	4,477	Term Loan, 6.25%, Maturing May 11, 2013	4,260,498
Fender Musical Instruments Corp.
	3,949	Term Loan, 2.54%, Maturing June 9, 2014	3,416,034
	1,133	Term Loan, 2.55%, Maturing June 9, 2014	979,706
Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 9, 2012(4)	10,726,733
National CineMedia, LLC
	12,250	Term Loan, 2.05%, Maturing February 13, 2015	11,905,469
Odeon
GBP	624	Term Loan, 3.99%, Maturing April 2, 2015	955,845
GBP	624	Term Loan, 4.86%, Maturing April 2, 2016	955,845
Regal Cinemas Corp.
	23,428	Term Loan, 3.79%, Maturing November 21, 2016	23,526,125
Revolution Studios Distribution Co., LLC
	5,511	Term Loan, 4.01%, Maturing December 21, 2014	4,353,332
Six Flags Theme Parks, Inc.
	19,594	Term Loan, 6.00%, Maturing June 30, 2016	19,703,622
Sram, LLC
	5,517	Term loan, 5.01%, Maturing April 30, 2015	5,531,034
SW Acquisition Co., Inc.
	14,044	Term Loan, 5.75%, Maturing June 1, 2016	14,164,568
Universal City Development Partners, Ltd.
	17,562	Term Loan, 5.50%, Maturing November 6, 2014	17,730,255
Zuffa, LLC
	4,000	Revolving Loan, 1.34%, Maturing June 19, 2012(3)	3,876,400
	10,978	Term Loan, 2.31%, Maturing June 19, 2015	10,473,215

			$240,575,892

Lodging and Casinos — 3.1%

Ameristar Casinos, Inc.
	1,800	Term Loan, 3.54%, Maturing November 10, 2012	$1,800,068
Choctaw Resort Development Enterprise
	2,261	Term Loan, 7.25%, Maturing November 4, 2011	2,241,137
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.52%, Maturing November 20, 2014	2,168,180
GBP	1,500	Term Loan, 5.02%, Maturing November 20, 2015	2,168,180
Gala Electric Casinos, Ltd.
EUR	317	Revolving Loan, 5.14%, Maturing September 28, 2012	434,331
GBP	667	Revolving Loan, 4.57%, Maturing October 26, 2012	1,050,621
GBP	10,750	Term Loan, 4.90%, Maturing December 12, 2014	16,271,680
GBP	10,750	Term Loan, 5.40%, Maturing December 12, 2014	16,271,787
GBP	1,178	Term Loan - Second Lien, 7.40%, Maturing April 7, 2015	1,732,790
Gateway Casinos & Entertainment
	3,605	Term Loan, 10.50%, Maturing September 16, 2014	3,614,195
Harrah’s Operating Co.
	7,051	Term Loan, 3.29%, Maturing January 28, 2015	6,242,817
	12,000	Term Loan, 3.29%, Maturing January 28, 2015	10,606,500
	16,365	Term Loan, 3.29%, Maturing January 28, 2015	14,454,641
	9,925	Term Loan, 9.50%, Maturing October 31, 2016	10,348,192
Herbst Gaming, Inc.
	2,455	Term Loan, 0.00%, Maturing January 2, 2014(4)	1,388,230
	6,176	Term Loan, 0.00%, Maturing January 2, 2014(4)	3,491,753
Isle of Capri Casinos, Inc.
	5,605	Term Loan, 5.00%, Maturing November 25, 2013	5,499,215
	9,167	Term Loan, 5.00%, Maturing November 25, 2013	8,993,642
	22,308	Term Loan, 5.00%, Maturing November 25, 2013	21,885,515
Las Vegas Sands, LLC
	4,942	Term Loan, 3.03%, Maturing November 23, 2016	4,627,170
	9,680	Term Loan, 3.03%, Maturing November 23, 2016	9,069,835
LodgeNet Entertainment Corp.
	9,151	Term Loan, 2.29%, Maturing April 4, 2014	8,708,347
Penn National Gaming, Inc.
	29,483	Term Loan, 2.03%, Maturing October 3, 2012	29,328,690
Scandic Hotels
EUR	1,725	Term Loan, 3.11%, Maturing April 25, 2015	1,962,208
EUR	1,725	Term Loan, 3.49%, Maturing June 30, 2016	1,962,208
Venetian Casino Resort/Las Vegas Sands, Inc.
	851	Term Loan, Maturing May 23, 2014(6)	810,173
	4,149	Term Loan, Maturing May 23, 2014(6)	3,949,202
VML US Finance, LLC
	2,756	Term Loan, 4.78%, Maturing May 25, 2012	2,757,469
	9,119	Term Loan, 4.78%, Maturing May 27, 2013	9,121,395

			$202,960,171

Nonferrous Metals / Minerals — 0.8%

Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	$717,642
	744	Term Loan, 10.00%, Maturing June 29, 2013	703,128
GBP	451	Term Loan, 14.00%, Maturing June 29, 2013(2)	685,275
	705	Term Loan, 14.00%, Maturing June 29, 2013(2)	666,220
Fairmount Minerals, Ltd.
	8,850	Term Loan, 6.25%, Maturing August 5, 2016	8,964,315

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Nonferrous Metals / Minerals (continued)

Noranda Aluminum Acquisition
	10,464	Term Loan, 2.05%, Maturing May 18, 2014	$10,202,508
Novelis, Inc.
	3,422	Term Loan, 2.26%, Maturing July 6, 2014	3,367,190
	8,275	Term Loan, 2.26%, Maturing July 7, 2014	8,142,736
Oxbow Carbon and Mineral Holdings
	16,758	Term Loan, 2.29%, Maturing May 8, 2014	16,244,871
Tube City IMS Corp.
	1,147	Term Loan, 2.51%, Maturing January 25, 2014	1,056,424
	144	Term Loan, 2.78%, Maturing January 25, 2014	132,696

			$50,883,005

Oil and Gas — 2.3%

Big West Oil, LLC
	4,822	Term Loan, 12.00%, Maturing July 23, 2015	$4,909,625
CITGO Petroleum Corp.
	7,036	Term Loan, 8.00%, Maturing June 24, 2015	7,176,096
	23,205	Term Loan, 9.00%, Maturing June 15, 2017	23,887,006
Crestwood Holdings, LLC
	4,175	Term Loan, 10.50%, Maturing September 30, 2016	4,232,406
Dresser, Inc.
	21,860	Term Loan, 2.61%, Maturing May 4, 2014	21,791,444
	5,000	Term Loan - Second Lien, 6.11%, Maturing May 4, 2015	5,000,000
Dynegy Holdings, Inc.
	2,616	Term Loan, 4.01%, Maturing April 2, 2013	2,588,143
	45,710	Term Loan, 4.01%, Maturing April 2, 2013	45,223,941
Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.51%, Maturing November 10, 2014	2,347,590
Hercules Offshore, Inc.
	2,780	Term Loan, 6.00%, Maturing July 11, 2013	2,594,517
IFM (US) Colonial Pipeline 2, LLC
	871	Term Loan, 2.31%, Maturing February 27, 2012	867,284
Precision Drilling Corp.
	3,403	Term Loan, 4.26%, Maturing December 23, 2013	3,382,065
	7,491	Term Loan, 7.25%, Maturing September 30, 2014	7,596,561
SemGroup Corp.
	7,464	Term Loan, 1.58%, Maturing November 30, 2012	7,523,724
Sheridan Production Partners I, LLC
	780	Term Loan, 7.50%, Maturing April 20, 2017	780,964
	1,276	Term Loan, 7.50%, Maturing April 20, 2017	1,278,579
	9,631	Term Loan, 7.50%, Maturing April 20, 2017	9,649,057

			$150,829,002

Publishing — 3.8%

American Media Operations, Inc.
	17,425	Term Loan, 10.00%, Maturing January 30, 2013(2)	$17,229,402
Aster Zweite Beteiligungs GmbH
	597	Term Loan, 2.71%, Maturing September 27, 2013	558,023
	7,825	Term Loan, 2.71%, Maturing September 27, 2013	7,311,484
	639	Term Loan, 2.71%, Maturing September 27, 2014	596,647
EUR	708	Term Loan, 3.39%, Maturing December 31, 2014	939,661
EUR	792	Term Loan, 3.39%, Maturing December 31, 2014	1,049,744
Black Press US Partnership
	1,110	Term Loan, 2.30%, Maturing August 2, 2013	993,893
	1,829	Term Loan, 2.30%, Maturing August 2, 2013	1,637,000
GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	1,812,658
	15,631	Term Loan, 2.26%, Maturing August 28, 2014	5,775,660
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	3,447,559
Getty Images, Inc.
	8,834	Term Loan, 6.25%, Maturing July 2, 2015	8,857,982
Hanley-Wood, LLC
	7,294	Term Loan, 2.62%, Maturing March 8, 2014	3,329,597
Lamar Media Corp.
	6,501	Term Loan, 4.25%, Maturing December 30, 2016	6,548,704
Laureate Education, Inc.
	2,881	Term Loan, 3.54%, Maturing August 17, 2014	2,706,328
	19,242	Term Loan, 3.54%, Maturing August 17, 2014	18,075,503
	2,970	Term Loan, 7.00%, Maturing August 31, 2014	2,949,952
MediaNews Group, Inc.
	2,188	Term Loan, 8.50%, Maturing March 19, 2014	2,076,876
Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,533,977
Nelson Education, Ltd.
	284	Term Loan, 2.79%, Maturing July 5, 2014	253,893
Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	10,922,068
Nielsen Finance, LLC
	39,844	Term Loan, 2.26%, Maturing August 9, 2013	39,055,877
	5,402	Term Loan, 4.01%, Maturing May 2, 2016	5,326,451
	6,830	Term Loan, 4.01%, Maturing May 2, 2016	6,767,001
SGS International, Inc.
	1,943	Term Loan, 3.78%, Maturing December 30, 2011	1,933,568
	962	Term Loan, 3.78%, Maturing December 30, 2011	956,704
Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,769,960
	4,063	Term Loan, 10.75%, Maturing June 18, 2013	3,880,548
	1,387	Term Loan, 15.00%, Maturing March 18, 2014(2)	873,557
Source Media, Inc.
	9,714	Term Loan, 7.00%, Maturing November 8, 2011	9,300,950

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	$8,745,488
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,033,750
Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014	1,142,314
	841	Term Loan, 8.00%, Maturing September 29, 2014	761,543
TL Acquisitions, Inc.
	8,294	Term Loan, 2.54%, Maturing July 3, 2014	7,593,400
Trader Media Corp.
GBP	11,879	Term Loan, 2.57%, Maturing March 23, 2015	18,320,196
Tribune Co.
	4,791	Term Loan, 0.00%, Maturing June 7, 2011(4)	3,138,011
Xsys, Inc.
	7,834	Term Loan, 2.71%, Maturing September 27, 2013	7,319,521
EUR	2,750	Term Loan, 3.39%, Maturing September 27, 2013	3,647,242
	8,001	Term Loan, 2.71%, Maturing September 27, 2014	7,476,327
EUR	2,690	Term Loan, 3.39%, Maturing September 27, 2014	3,567,313
EUR	1,000	Term Loan - Second Lien, 5.39%, Maturing September 27, 2015	1,302,492

			$248,518,824

Radio and Television — 2.4%

Block Communications, Inc.
	9,339	Term Loan, 2.29%, Maturing December 22, 2011	$8,872,322
CMP Susquehanna Corp.
	3,815	Revolving Loan, 1.58%, Maturing May 5, 2012(3)	3,299,762
	8,849	Term Loan, 2.31%, Maturing May 5, 2013	7,935,745
Cumulus Media, Inc.
	12,833	Term Loan, 4.01%, Maturing June 11, 2014	11,754,887
Entercom Communications Corp.
	3,000	Revolving Loan, 1.49%, Maturing June 30, 2012(3)	2,775,000
	3,000	Term Loan, Maturing June 30, 2012(6)	2,912,499
Gray Television, Inc.
	2,712	Term Loan, 3.76%, Maturing December 31, 2014	2,636,118
HIT Entertainment, Inc.
	1,438	Term Loan, 5.68%, Maturing June 1, 2012	1,401,025
Live Nation Worldwide, Inc.
	19,596	Term Loan, 4.50%, Maturing November 7, 2016	19,547,252
Local TV Finance, LLC
	2,932	Term Loan, 2.29%, Maturing May 7, 2013	2,746,704
Mission Broadcasting, Inc.
	3,803	Term Loan, 5.00%, Maturing September 30, 2016	3,802,719
NEP II, Inc.
	2,378	Term Loan, 2.30%, Maturing February 16, 2014	2,282,656
New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,061,870
Nexstar Broadcasting, Inc.
	5,948	Term Loan, 5.01%, Maturing September 30, 2016	5,947,843
Raycom TV Broadcasting, LLC
	9,083	Term Loan, 1.81%, Maturing June 25, 2014	8,446,916
Spanish Broadcasting System, Inc.
	6,277	Term Loan, 2.04%, Maturing June 11, 2012	6,030,980
Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.85%, Maturing January 30, 2015	7,542,763
EUR	6,300	Term Loan, 3.10%, Maturing January 29, 2016	7,542,763
Univision Communications, Inc.
	21,078	Term Loan, 2.51%, Maturing September 29, 2014	19,956,496
	21,078	Term Loan, 4.51%, Maturing March 31, 2017	19,916,722
Weather Channel
	7,551	Term Loan, 5.00%, Maturing September 14, 2015	7,595,218

			$155,008,260

Rail Industries — 0.1%

Kansas City Southern Railway Co.
	7,754	Term Loan, 2.05%, Maturing April 26, 2013	$7,584,727
	1,935	Term Loan, 1.78%, Maturing April 28, 2013	1,884,206

			$9,468,933

Retailers (Except Food and Drug) — 2.9%

American Achievement Corp.
	1,349	Term Loan, 6.26%, Maturing March 25, 2011	$1,342,462
Amscan Holdings, Inc.
	4,073	Term Loan, 2.54%, Maturing May 25, 2013	3,933,652
Dollar General Corp.
	10,000	Term Loan, 3.01%, Maturing July 7, 2014	9,884,690
	2,500	Term Loan, 3.02%, Maturing July 7, 2014	2,476,215
Educate, Inc.
	2,687	Term Loan - Second Lien, 8.51%, Maturing June 16, 2014	2,619,411
Harbor Freight Tools USA, Inc.
	16,823	Term Loan, 5.02%, Maturing February 24, 2016	16,836,317
KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.57%, Maturing January 24, 2017	3,199,552
Mapco Express, Inc.
	2,802	Term Loan, 6.50%, Maturing April 28, 2011	2,745,554
Matalan Group, Ltd.
GBP	7,198	Term Loan, 5.57%, Maturing March 24, 2016	11,534,026
Michaels Stores, Inc.
	15,500	Term Loan, 2.63%, Maturing October 31, 2013	15,060,187
	5,000	Term Loan, Maturing July 31, 2016(6)	4,966,665

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

Neiman Marcus Group, Inc.
	27,678	Term Loan, 2.29%, Maturing April 5, 2013	$27,045,472
Orbitz Worldwide, Inc.
	15,796	Term Loan, 3.28%, Maturing July 25, 2014	15,388,070
Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(4)	67,500
Pep Boys-Manny, Moe, & Jack (The)
	2,351	Term Loan, 2.30%, Maturing October 28, 2013	2,271,229
Pilot Travel Centers, LLC
	6,039	Term Loan, 5.25%, Maturing June 30, 2016	6,129,595
Rent-A-Center, Inc.
	273	Term Loan, 2.02%, Maturing June 30, 2012	272,697
	7,255	Term Loan, 3.30%, Maturing March 31, 2015	7,273,052
Rover Acquisition Corp.
	6,884	Term Loan, 2.53%, Maturing October 25, 2013	6,753,824
Savers, Inc.
	7,736	Term Loan, 5.75%, Maturing March 11, 2016	7,765,135
Visant Corp.
	7,975	Term Loan, 7.00%, Maturing December 22, 2016	8,053,091
Vivarte
EUR	89	Term Loan, 2.74%, Maturing March 9, 2015	105,257
EUR	348	Term Loan, 2.74%, Maturing March 9, 2015	409,333
EUR	8,179	Term Loan, 2.74%, Maturing March 9, 2015	9,631,382
EUR	8,179	Term Loan, 3.24%, Maturing March 8, 2016	9,631,382
EUR	89	Term Loan, 3.24%, Maturing May 29, 2016	105,257
EUR	348	Term Loan, 3.24%, Maturing May 29, 2016	409,333
EUR	13	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	14,720
EUR	88	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	90,484
EUR	900	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	930,697
Yankee Candle Company, Inc. (The)
	15,229	Term Loan, 2.26%, Maturing February 6, 2014	14,784,670

			$191,730,911

Surface Transport — 0.2%

CEVA Group PLC U.S.
	2,042	Term Loan, 3.26%, Maturing November 4, 2013	$1,834,436
Swift Transportation Co., Inc.
	6,000	Term Loan, 8.25%, Maturing May 6, 2012	5,711,250
	6,979	Term Loan, 8.25%, Maturing May 9, 2014	6,874,584

			$14,420,270

Telecommunications — 3.5%

Alaska Communications Systems Holdings, Inc.
	14,225	Term Loan, 6.25%, Maturing October 15, 2016	$14,316,865
Asurion Corp.
	24,414	Term Loan, 3.28%, Maturing July 3, 2014	22,845,128
	10,750	Term Loan, Maturing March 31, 2015(6)	10,571,958
	3,750	Term Loan - Second Lien, 6.76%, Maturing July 3, 2015	3,508,594
BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.72%, Maturing September 30, 2014	5,803,146
EUR	4,951	Term Loan, 2.97%, Maturing September 30, 2015	5,803,685
EUR	1,000	Term Loan - Second Lien, 5.10%, Maturing March 31, 2016	1,064,411
Cellular South, Inc.
	6,713	Term Loan, 2.05%, Maturing May 29, 2014	6,545,398
	2,944	Term Loan, 2.06%, Maturing May 29, 2014	2,870,385
CommScope, Inc.
	6,095	Term Loan, 2.79%, Maturing December 26, 2014	6,097,710
Intelsat Corp.
	2,193	Term Loan, 2.79%, Maturing January 3, 2014	2,141,164
	2,193	Term Loan, 2.79%, Maturing January 3, 2014	2,141,164
	2,194	Term Loan, 2.79%, Maturing January 3, 2014	2,141,765
	21,412	Term Loan, 2.79%, Maturing January 3, 2014	20,905,332
	21,412	Term Loan, 2.79%, Maturing January 3, 2014	20,905,332
	21,418	Term Loan, 2.79%, Maturing January 3, 2014	20,911,032
Intelsat Subsidiary Holding Co.
	7,500	Term Loan, 2.79%, Maturing July 3, 2013	7,319,386
IPC Systems, Inc.
	4,484	Term Loan, 2.53%, Maturing May 31, 2014	4,043,511
GBP	338	Term Loan, 2.99%, Maturing May 31, 2014	479,747
MacQuarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.57%, Maturing December 1, 2014	9,281,455
Metro PCS
	2,627	Term Loan, Maturing November 4, 2013(6)	2,603,424
NTelos, Inc.
	7,686	Term Loan, 5.75%, Maturing August 7, 2015	7,733,651
Telesat Canada, Inc.
	3,221	Term Loan, 3.26%, Maturing October 31, 2014	3,169,582
	37,503	Term Loan, 3.26%, Maturing October 31, 2014	36,900,706
TowerCo Finance, LLC
	2,456	Term Loan, 6.00%, Maturing November 24, 2014	2,485,097
Windstream Corp.
	4,246	Term Loan, 3.04%, Maturing December 17, 2015	4,261,200

			$226,850,828

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities — 1.9%

AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.29%, Maturing March 30, 2012	$2,258,421
	20,329	Term Loan, 3.29%, Maturing March 30, 2014	19,747,733
BRSP, LLC
	4,373	Term Loan, 7.50%, Maturing June 4, 2014	4,394,892
Calpine Corp.
	19,682	Term Loan, 3.17%, Maturing March 29, 2014	19,615,362
Covanta Energy Corp.
	781	Term Loan, 1.86%, Maturing February 10, 2014	759,596
	893	Term Loan, 1.93%, Maturing February 10, 2014	868,941
Mirant North America, LLC
	3,051	Term Loan, 2.01%, Maturing January 3, 2013	3,041,859
NRG Energy, Inc.
	3,633	Term Loan, 1.78%, Maturing February 1, 2013	3,561,195
	8	Term Loan, 1.79%, Maturing February 1, 2013	7,793
	13,883	Term Loan, 3.54%, Maturing August 31, 2015	13,896,909
	20,771	Term Loan, 3.54%, Maturing August 31, 2015	20,650,017
TXU Texas Competitive Electric Holdings Co., LLC
	6,416	Term Loan, 3.76%, Maturing October 10, 2014	5,047,776
	10,790	Term Loan, 3.76%, Maturing October 10, 2014	8,495,339
	20,454	Term Loan, 3.92%, Maturing October 10, 2014	16,092,154
Vulcan Energy Corp.
	3,253	Term Loan, 5.50%, Maturing September 29, 2015	3,281,646

			$121,719,633

Total Senior Floating-Rate Interests
(identified cost $6,153,872,650)			$6,105,984,048

Corporate Bonds & Notes — 1.6%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(8)	$2,522,625
	2,325	6.75%, 9/1/16(8)	2,545,875
	2,325	7.125%, 9/1/18(8)	2,569,125

			$7,637,625

Building and Development — 0.3%

Grohe Holding GmbH, Variable Rate
EUR	13,000	3.86%, 1/15/14(9)	$17,233,965

			$17,233,965

Cable and Satellite Television — 0.2%

Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	$15,085,000

			$15,085,000

Chemicals and Plastics — 0.0%(10)

Rhodia SA, Sr. Notes, Variable Rate
EUR	856	3.735%, 10/15/13(9)	$1,200,421
Wellman Holdings, Inc., Sr. Sub. Notes
	1,104	5.00%, 1/29/19(2)(7)	0

			$1,200,421

Ecological Services and Equipment — 0.0%(10)

Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(7)	$148,541

			$148,541

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.039%, 10/15/13	$6,008,625

			$6,008,625

Financial Intermediaries — 0.1%

First Data Corp., Sr. Notes
	5,825	8.875%, 8/15/20(8)	$6,152,656

			$6,152,656

Health Care — 0.0%(10)

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(8)	$3,180,000

			$3,180,000

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(8)	$10,025,000

			$10,025,000

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Radio and Television — 0.1%

Entravision Communications, Sr. Notes
3,000	8.75%, 8/1/17(8)	$3,228,750

		$3,228,750

Utilities — 0.5%

Calpine Corp., Sr. Notes
33,200	7.50%, 2/15/21(8)	$34,154,500

		$34,154,500

Total Corporate Bonds & Notes
(identified cost $100,308,359)		$104,055,083

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$726	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(11)	$473,096
1,750	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.439%, 6/15/29(8)(11)	1,748,612
884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(8)(11)	567,680
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.239%, 4/15/19(8)(11)	680,377
1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.339%, 1/15/19(2)(8)(11)	769,868
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.854%, 8/11/16(8)(11)	1,059,086
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.793%, 3/8/17(8)(11)	637,927
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.239%, 1/15/18(8)(11)	1,114,368

Total Asset-Backed Securities
(identified cost $10,433,650)		$7,051,014

Common Stocks — 0.7%

Shares	Security	Value

Automotive — 0.1%

88,506	Dayco Products, LLC (12)(13)	$3,916,391
207,032	Hayes Lemmerz International, Inc.(7)(12)(13)	1,852,936

		$5,769,327

Building and Development — 0.1%

24,547	Lafarge Roofing(7)(12)(13)	$0
24,547	Lafarge Roofing(7)(12)(13)	0
24,547	Lafarge Roofing(7)(12)(13)	0
3,646	United Subcontractors, Inc.(7)(12)(13)	320,534
22,273	WCI Communities, Inc.(12)(13)	1,893,171

		$2,213,705

Chemicals and Plastics — 0.0%(10)

3,849	Vita Cayman II, Ltd.(12)(13)	$1,191,941
1,022	Wellman Holdings, Inc.(7)(12)(13)	0

		$1,191,941

Diversified Manufacturing — 0.0%(10)

381,639	MEGA Brands, Inc.(13)	$216,317

		$216,317

Ecological Services and Equipment — 0.0%(10)

2,484	Environmental Systems Products Holdings, Inc.(7)(13)(14)	$21,959

		$21,959

Food Service — 0.0%(10)

193,076	Buffets, Inc.(13)	$820,573

		$820,573

Home Furnishings — 0.0%(10)

364	Dometic Corp.(7)(12)(13)	$0
14,217	Oreck Corp.(7)(12)(13)	1,202,474
235,015	Sanitec Europe Oy B Units(12)(13)	981,281
230,960	Sanitec Europe Oy E Units(7)(12)(13)	0

		$2,183,755

Publishing — 0.4%

28,605	Ion Media Networks, Inc.(12)(13)	$11,942,587
162,730	MediaNews Group, Inc.(12)(13)	2,929,139
14,145	Philadelphia Newspaper, LLC(7)(12)(13)	954,080
351,929	Reader’s Digest Association, Inc. (The)(12)(13)	7,337,720
5,725	Source Interlink Companies, Inc.(7)(12)(13)	131,217
30,631	Star Tribune Media Holdings Co.(13)	643,251
53,719	SuperMedia, Inc.(13)	353,471

		$24,291,465

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Shares	Security	Value

Radio and Television — 0.1%

3,264	New Young Broadcasting Holding Co., Inc.(12)(13)	$7,017,600

		$7,017,600

Total Common Stocks
(identified cost $33,372,829)		$43,726,642

Preferred Stocks — 0.0%(10)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(10)

1,138	Environmental Systems Products Holdings, Inc., Series A(7)(13)(14)	$131,518

Home Furnishings — 0.0%(10)

364	Dometic Corp.(7)(12)(13)	$0

Total Preferred Stocks
(identified cost $19,915)		$131,518

Warrants — 0.0%(10)

Shares	Security	Value

158	New Young Broadcasting Holding Co., Inc. 12/24/24(12)(13)	$339,700

Total Warrants
(identified cost $271,529)		$339,700

Short-Term Investments — 9.6%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$623,984	Eaton Vance Cash Reserves Fund, LLC, 0.22%(15)(16)	$623,984,478
1,839	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/10	1,839,377

Total Short-Term Investments
(identified cost $625,823,855)		$625,823,855

Total Investments — 106.0%
(identified cost $6,924,102,787)		$6,887,111,860

Less Unfunded Loan Commitments — (1.1)%		$(69,323,912)

Net Investments — 104.9%
(identified cost $6,854,778,875)		$6,817,787,948

Other Assets, Less Liabilities — (4.9)%		$(320,892,221)

Net Assets — 100.0%		$6,496,895,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor in Possession

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(4)	Currently the issuer is in default with respect to interest payments.

(5)	Defaulted matured security.

(6)	This Senior Loan will settle after October 31, 2010, at which time the interest rate will be determined.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $70,956,449 or 1.1% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2010.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010.

(16)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended October 31, 2010 was $518,417 and $0, respectively.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $6,230,794,397)	$6,193,803,470
Affiliated investment, at value (identified cost, $623,984,478)	623,984,478
Foreign currency, at value (identified cost, $58,114,137)	58,186,631
Interest receivable	21,308,193
Interest receivable from affiliated investment	127,992
Receivable for investments sold	44,171,949
Receivable for open forward foreign currency exchange contracts	84,359
Receivable for closed swap contracts	123,735
Prepaid expenses	101,212

Total assets	$6,941,892,019

Liabilities

Payable for investments purchased	$434,779,689
Payable for open forward foreign currency exchange contracts	6,790,594
Payable to affiliates:
Investment adviser fee	2,750,404
Trustees’ fees	4,208
Accrued expenses	671,397

Total liabilities	$444,996,292

Net Assets applicable to investors’ interest in Portfolio	$6,496,895,727

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,540,507,365
Net unrealized depreciation	(43,611,638)

Total	$6,496,895,727

Statement of Operations

For the Year Ended
October 31, 2010

Investment Income

Interest	$253,633,857
Dividends	2,670
Interest allocated from affiliated investments	652,596
Expenses allocated from affiliated investments	(134,179)

Total investment income	$254,154,944

Expenses

Investment adviser fee	$26,310,316
Trustees’ fees and expenses	50,500
Custodian fee	882,716
Legal and accounting services	735,126
Miscellaneous	696,676

Total expenses	$28,675,334

Deduct —
Reduction of custodian fee	$121

Total expense reductions	$121

Net expenses	$28,675,213

Net investment income	$225,479,731

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(82,215,433)
Investment transactions allocated from affiliated investments	52,094
Foreign currency and forward foreign currency exchange contract transactions	24,733,734

Net realized loss	$(57,429,605)

Change in unrealized appreciation (depreciation) —
Investments	$338,597,592
Foreign currency and forward foreign currency exchange contracts	(7,795,868)

Net change in unrealized appreciation (depreciation)	$330,801,724

Net realized and unrealized gain	$273,372,119

Net increase in net assets from operations	$498,851,850

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2010	October 31, 2009

From operations —
Net investment income	$225,479,731	$189,451,144
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(57,429,605)	(214,393,575)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	330,801,724	959,820,600

Net increase in net assets from operations	$498,851,850	$934,878,169

Capital transactions —
Contributions	$2,328,739,026	$1,462,810,319
Withdrawals	(625,035,217)	(1,159,558,768)

Net increase in net assets from capital transactions	$1,703,703,809	$303,251,551

Net increase in net assets	$2,202,555,659	$1,238,129,720

Net Assets

At beginning of year	$4,294,340,068	$3,056,210,348

At end of year	$6,496,895,727	$4,294,340,068

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57%	0.61%	0.70%	0.58%	0.54%
Net investment income	4.43%	5.41%	6.50%	6.94%	6.44%
Portfolio Turnover	39%	35%	7%	61%	50%

Total Return	10.51%	27.54%	(22.24)%	4.62%	6.36%

Net assets, end of year (000’s omitted)	$6,496,896	$4,294,340	$3,056,210	$6,851,600	$7,430,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2010, Eaton Vance Floating Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating Rate & High Income Fund, Eaton Vance Multi Strategy Absolute Return Fund (formerly, Eaton Vance Diversified Income Fund), Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 77.8%, 8.9%, 9.9%, 1.3% and 0.7%, and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2010, the Portfolio’s investment adviser fee totaled $26,393,174 of which $82,858 was allocated from Cash Management Portfolio and $26,310,316 was paid or accrued directly by the Portfolio. For the year ended October 31, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.52% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans and including maturities and paydowns, aggregated $3,611,283,598 and $1,902,390,690, respectively, for the year ended October 31, 2010.

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $340,093,526. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,857,985,305

Gross unrealized appreciation	$106,666,869
Gross unrealized depreciation	(146,864,226)

Net unrealized depreciation	$(40,197,357)

The net unrealized depreciation on foreign currency at October 31, 2010 on federal income tax basis was $6,620,711.

5   Restricted Securities

At October 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems	10/25/07	2,484	$0	(1)	$21,959
Products Holdings, Inc.

Preferred Stocks

Environmental Systems	10/25/07	1,138	$19,915		$131,518
Products Holdings, Inc., Series A

Total Restricted Securities			$19,915		$153,477

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net
Settlement				Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation

11/30/10	British Pound Sterling 107,908,378	United States Dollar 170,453,153	State Street Bank and Trust	$(2,418,690)
11/30/10	British Pound Sterling 4,950,000	United States Dollar 7,759,125	State Street Bank and Trust	(170,895)
11/30/10	British Pound Sterling 3,820,000	United States Dollar 6,034,110	State Street Bank and Trust	(85,623)
11/30/10	British Pound Sterling 2,000,000	United States Dollar 3,188,540	State Street Bank and Trust	(15,509)
11/30/10	British Pound Sterling 1,820,000	United States Dollar 2,849,392	State Street Bank and Trust	(66,292)
11/30/10	Euro 298,551,551	United States Dollar 411,457,777	State Street Bank and Trust	(3,929,752)
11/30/10	Euro 6,712,500	United States Dollar 9,316,480	State Street Bank and Trust	(22,908)
11/30/10	Swiss Franc 15,858,852	United States Dollar 16,038,645	State Street Bank and Trust	(80,925)

				$(6,790,594)

Purchases

				Net
Settlement				Unrealized
Date	In Exchange For	Deliver	Counterparty	Appreciation

11/30/10	British Pound Sterling 1,822,750	United States Dollar 2,879,234	State Street Bank and Trust	$40,856
11/30/10	Euro 3,305,034	United States Dollar 4,554,932	State Street Bank and Trust	43,503

				$84,359

At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$84,359(1)	$(6,790,594	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts. Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Forward foreign currency exchange contracts	$24,210,959	(1)	$(7,510,886	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2010, which is indicative of the volume of this derivative type, was approximately $488,232,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.15% prior to March 22, 2010) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating rate loans and floating rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating Rate Interests (Less Unfunded Loan Commitments)	$—	$6,036,022,160	$637,976	$6,036,660,136
Corporate Bonds & Notes	—	103,906,542	148,541	104,055,083
Asset-Backed Securities	—	7,051,014	—	7,051,014
Common Stocks	569,788	38,673,654 *	4,483,200	43,726,642
Preferred Stocks	—	—	131,518	131,518
Warrants	—	339,700	—	339,700
Short-Term Investments	—	625,823,855	—	625,823,855

Net Investments	$569,788	$6,811,816,925	$5,401,235	$6,817,787,948

Forward Foreign Currency Exchange Contracts	$—	$84,359	$—	$84,359

Total	$569,788	$6,811,901,284	$5,401,235	$6,817,872,307

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,790,594)	$—	$(6,790,594)

Total	$—	$(6,790,594)	$—	$(6,790,594)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Floating Rate Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments in
	Floating	Corporate	Investments	Investments
	Rate	Bonds &	in Common	in Preferred
	Interests	Notes	Stocks	Stocks	Total

Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)*	1,133,936	(462,633)	715,454	40,478	1,427,235
Net purchases (sales)	(1,940,607)	79,494	3,031,017	—	1,169,904
Accrued discount (premium)	9,132	26,352	—	—	35,484
Net transfers to (from) Level 3**	(1,589,142)	—	(316,639)	—	(1,905,781)

Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$5,401,235

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2010	$(159,494)	$(462,633)	$715,454	$40,478	$133,805

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period.

Floating Rate Portfolio as of October 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Floating Rate Portfolio:
We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2010

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating Rate Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	The Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	The Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 37 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Scott H. Page 1959	President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 10 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 33 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Craig P. Russ 1963	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 34 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 33 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Barbara E. Campbell 1957	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-12/10	FRSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/09	10/31/10

Audit Fees	$81,640	$81,640
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,850	$20,850
All Other Fees(3)	$2,500	$900

Total	$104,990	$103,390

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/09	10/31/10

Registrant	$23,350	$21,750
Eaton Vance(1)	$280,861	$278,901

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 21, 2010

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 21, 2010